Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

∎

The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

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The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy High Income Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Securian Core Bond Fund.

∎	The charts in the section “Your Account — Choosing a Share Class — Calculation of Sales Charges on Class A Shares” on page 240 are deleted and replaced with the following:

Calculation of Sales Charges on Class A Shares

All Funds Except Ivy Government Money Market Fund,

Ivy Global Bond Fund, Ivy High Income Fund,

Ivy Limited-Term Bond Fund,

Ivy Municipal Bond Fund,

Ivy Municipal High Income Fund and Ivy Securian Core Bond Fund

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $300,000	3.50%	3.63%	2.80%
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 and over[2]	0.00	0.00	see below

Ivy High Income Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Securian Core Bond Fund
Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $500,000	2.50%	2.56%	2.00%
$500,000 and over[2]	0.00	0.00	see below

Ivy Global Bond Fund Ivy Limited-Term Bond Fund
Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $250,000	2.50%	2.56%	2.00%
$250,000 and over[2]	0.00	0.00	see below

[1]

Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

Supplement	Prospectus	1

[2]

No sales charge is payable at the time of purchase on investments of $500,000 or more ($250,000 or more for Ivy Global Bond Fund and Ivy Limited-Term Bond Fund), although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

2)

Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

∎	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.

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The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

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Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

∎	The section “Your Account — Buying Shares — Low Balance Fee” on pages 255-256 is deleted.

3)	The Board of Trustees of the Ivy Funds (Trust) has approved a change to the benchmark of Ivy Global Bond Fund, a series of the Trust (Fund).

That change, which is effective immediately, is as follows:

Current Benchmark	New Benchmark
Bloomberg Barclays Global Credit 1-10 Year Index Hedged USD	Bloomberg Barclays US Universal Index

Ivy Investment Management Company, the Fund’s investment adviser, believes that the New Benchmark index is more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the Current Benchmark index. Performance information for the New Benchmark will appear in the next update to the Fund’s prospectus. The Current Benchmark also will be shown in the prospectus for a period of one year for comparison purposes. Please visit www.ivyinvestments.com or call (888) 923-3355 for additional information.

4)	The shareholders of Ivy Large Cap Growth Fund have approved a change in that Fund’s status from “diversified” to “non-diversified.”

Therefore, effective immediately, the prospectus is revised as follows:

∎	The following replaces the first paragraph of the “Principal Investment Strategies” section for Ivy Large Cap Growth Fund on page 11:

Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that IICO believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Under normal circumstances, the Fund invests at least 80% of its net assets in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings IICO believes are likely to grow faster than the economy. The Fund is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

∎	The following replaces the first paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section for Ivy Large Cap Growth Fund on page 174:

Ivy Large Cap Growth Fund: The Fund seeks to achieve its objective to provide growth of capital by investing primarily in a portfolio of common stocks issued by growth-oriented, large-capitalization (and, to a lesser extent, mid-capitalization) U.S. (and, to a lesser extent, foreign) companies that IICO believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Fund is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers. There is no guarantee, however, that the Fund will achieve its objective.

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∎	The following is inserted immediately following the “Principal Investment Risks — Market Risk” section for Ivy Large Cap Growth Fund on page 13:

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Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held more diversified holdings.

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The following is inserted as a new bullet point immediately following the “Market Risk” bullet point in the “Additional Information about Principal Investment Strategies, Other Investments and Risks – Principal Risks” section for Ivy Large Cap Growth Fund on page 175:

∎	Non-Diversification Risk

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